Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
HEICO Corp.(a)	75,114	$9,264,561
HEICO Corp., Class A	144,769	13,792,142
TransDigm Group Inc.	97,803	51,471,763

		74,528,466

Building Products — 0.2%
Lennox International Inc.	66,468	16,441,524

Capital Markets — 1.7%
FactSet Research Systems Inc.	68,417	17,345,078
MarketAxess Holdings Inc.	63,136	23,271,298
Moody’s Corp.	279,278	61,633,862
MSCI Inc.	213,917	50,176,371

		152,426,609

Chemicals — 2.0%
Air Products & Chemicals Inc.	469,294	100,081,639
Ecolab Inc.	436,403	83,819,924

		183,901,563

Commercial Services & Supplies — 2.0%
Copart Inc.(b)	332,170	27,450,529
Republic Services Inc.	348,118	30,463,806
Waste Connections Inc.	455,697	42,106,403
Waste Management Inc.	777,065	87,194,463

		187,215,201

Communications Equipment — 3.7%
Cisco Systems Inc.	6,277,136	298,226,732
Motorola Solutions Inc.	224,257	37,298,424

		335,525,156

Containers & Packaging — 0.8%
Ball Corp.	704,994	49,328,430
Crown Holdings Inc.(b)	206,906	15,071,033
Sealed Air Corp.	249,971	10,441,289

		74,840,752

Electric Utilities — 2.9%
American Electric Power Co. Inc.	721,628	68,114,467
Entergy Corp.	245,968	29,880,193
Eversource Energy	384,038	32,159,342
Exelon Corp.	1,504,199	68,426,013
OGE Energy Corp.	318,699	13,723,179
Pinnacle West Capital Corp.	145,274	13,673,189
Xcel Energy Inc.	695,550	44,174,380

		270,150,763

Electrical Equipment — 0.4%
AMETEK Inc.	397,839	36,461,944

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp./DE	219,542	28,081,617
Keysight Technologies Inc.(a)(b)	472,980	47,728,412

		75,810,029

Entertainment — 4.2%
Live Nation Entertainment Inc.(a)(b)	269,778	19,019,349
Walt Disney Co. (The)	2,806,565	364,628,925

		383,648,274

Equity Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	906,272	197,639,798
Equity LifeStyle Properties Inc.	313,028	21,893,178
National Retail Properties Inc.	219,036	12,903,411
Realty Income Corp.	458,861	37,530,241

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities Inc.	160,996	$26,186,000
UDR Inc.	356,199	17,899,000
Welltower Inc.	538,809	48,864,588
WP Carey Inc.	269,004	24,764,508

		387,680,724

Food Products — 1.9%
Hershey Co. (The)	222,217	32,637,011
McCormick & Co. Inc./MD, NVS	161,655	25,976,342
Mondelez International Inc., Class A	2,167,130	113,665,968

		172,279,321

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	2,459,466	205,635,952
Danaher Corp.	1,248,046	172,005,700
Edwards Lifesciences Corp.(b)	241,520	57,573,537
Steris PLC	138,659	19,629,955

		454,845,144

Health Care Technology — 0.4%
Veeva Systems Inc., Class A(a)(b)	283,425	40,198,168

Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill Inc.(b)	43,947	34,197,798
Starbucks Corp.	2,485,190	210,147,666
Yum! Brands Inc.	415,575	42,268,133

		286,613,597

Household Durables — 0.2%
Garmin Ltd.	238,932	22,399,875

Household Products — 6.9%
Church & Dwight Co. Inc.	532,257	37,226,055
Clorox Co. (The)	156,228	23,073,313
Kimberly-Clark Corp.	490,928	65,234,513
Procter & Gamble Co. (The)	4,094,559	509,813,541

		635,347,422

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	981,547	16,735,376

Industrial Conglomerates — 2.9%
Honeywell International Inc.	1,139,762	196,871,090
Roper Technologies Inc.(a)	201,349	67,846,559

		264,717,649

Insurance — 3.2%
Aflac Inc.	855,509	45,478,858
Aon PLC	321,537	62,108,087
Arthur J Gallagher & Co.	211,085	19,255,174
Cincinnati Financial Corp.	267,986	30,338,695
Erie Indemnity Co., Class A, NVS	75,962	13,997,518
Progressive Corp. (The)	710,748	49,539,136
RenaissanceRe Holdings Ltd.	62,125	11,628,557
Willis Towers Watson PLC	212,568	39,728,959
WR Berkley Corp.	241,511	16,881,619

		288,956,603

Internet & Direct Marketing Retail — 0.1%
Wayfair Inc., Class A(a)(b)	120,961	9,946,623

IT Services — 16.0%
EPAM Systems Inc.(a)(b)	117,835	20,734,247
Fiserv Inc.(a)(b)	431,261	45,774,042
Global Payments Inc.(a)	244,858	41,425,076
Mastercard Inc., Class A(a)	1,746,691	483,501,536
MongoDB Inc.(a)(b)	94,523	12,077,204

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Okta Inc.(a)(b)	302,964	$33,044,283
Paychex Inc.	654,945	54,779,600
PayPal Holdings Inc.(b)	2,048,605	213,259,780
Twilio Inc., Class A(a)(b)	280,020	27,038,731
VeriSign Inc.(a)(b)	257,528	48,935,471
Visa Inc., Class A	2,684,923	480,225,328

		1,460,795,298

Life Sciences Tools & Services — 2.9%
Agilent Technologies Inc.	385,024	29,165,568
IQVIA Holdings Inc.(a)(b)	224,834	32,470,526
Mettler-Toledo International Inc.(a)(b)	44,906	31,656,036
Thermo Fisher Scientific Inc.	567,726	171,441,897

		264,734,027

Machinery — 1.3%
Deere & Co.	336,330	58,568,506
Ingersoll-Rand PLC	483,297	61,325,557

		119,894,063

Media — 3.1%
Altice USA Inc., Class A(b)	267,298	8,272,873
Comcast Corp., Class A	6,214,128	278,517,217

		286,790,090

Multi-Utilities — 1.3%
Ameren Corp.	320,009	24,864,699
CMS Energy Corp.	334,526	21,382,902
DTE Energy Co.	229,722	29,248,205
WEC Energy Group Inc.	426,760	40,286,144

		115,781,950

Pharmaceuticals — 4.2%
Eli Lilly & Co.	1,143,825	130,338,859
Merck & Co. Inc.	2,895,411	250,916,317

		381,255,176

Professional Services — 0.8%
CoStar Group Inc.(b)	64,348	35,360,513
Verisk Analytics Inc.	258,824	37,451,833

		72,812,346

Road & Rail — 1.5%
CSX Corp.	883,266	62,067,102
Norfolk Southern Corp.	424,778	77,309,596

		139,376,698

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices Inc.(a)(b)	1,677,354	56,912,621
Analog Devices Inc.	670,048	71,447,218
Broadcom Inc.	658,560	192,859,296
KLA Corp.	255,069	43,116,864
Marvell Technology Group Ltd.	971,933	23,705,446
Microchip Technology Inc.	403,900	38,083,731
QUALCOMM Inc.	1,983,926	159,587,008
Xilinx Inc.	611,480	55,485,695

		641,197,879

Software — 11.1%
Cadence Design Systems Inc.(b)	797,855	52,139,824

Security	Shares	Value

Software (continued)
DocuSign Inc.(a)(b)	176,799	$11,702,326
Fortinet Inc.(a)(b)	208,565	17,010,561
Microsoft Corp.	3,433,373	492,242,687
Paycom Software Inc.(a)(b)	110,998	23,479,407
salesforce.com Inc.(a)(b)	1,016,106	159,010,428
ServiceNow Inc.(a)(b)	372,567	92,120,917
Splunk Inc.(a)(b)	182,291	21,867,628
SS&C Technologies Holdings Inc.	355,311	18,479,725
Synopsys Inc.(b)	314,918	42,750,119
VMware Inc., Class A	232,749	36,837,184
Workday Inc., Class A(a)(b)	306,161	49,647,068

		1,017,287,874

Specialty Retail — 1.4%
AutoZone Inc.(b)	61,605	70,499,530
O’Reilly Automotive Inc.(b)	103,074	44,889,757
Tractor Supply Co.	145,342	13,810,397

		129,199,684

Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C(a)(b)	461,789	24,424,020

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(b)	165,573	33,821,597

Trading Companies & Distributors — 0.4%
Fastenal Co.	1,016,855	36,545,769

Water Utilities — 0.4%
American Water Works Co. Inc.	290,269	35,781,460

Total Common Stocks — 99.7% (Cost: $8,545,819,309)		9,130,368,714

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	174,633,617	174,720,934
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	20,008,000	20,008,000

		194,728,934

Total Short-Term Investments — 2.1% (Cost: $194,719,258)		194,728,934

Total Investments in Securities — 101.8% (Cost: $8,740,538,567)		9,325,097,648

Other Assets, Less Liabilities — (1.8)%		(167,527,755)

Net Assets — 100.0%		$9,157,569,893

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	133,656,711	40,976,906	174,633,617	$174,720,934	$137,751	(a)	$(3,780)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,524,000	1,484,000	20,008,000	20,008,000	91,668		—	—

				$194,728,934	$229,419		$(3,780)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	170	12/20/19	$25,804	$325,596

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,130,368,714	$—	$—	$9,130,368,714
Money Market Funds	194,728,934	—	—	194,728,934

	$9,325,097,648	$—	$—	$9,325,097,648

Derivative financial instruments(a)
Assets
Futures Contracts	$325,596	$—	$—	$325,596

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3